SEGMENT INFORMATION - Summary of Segment Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Segment Reporting Information [Line Items]
Revenues from external customers	$ 27,137	$ 13,721
Less:
Cost of revenues	18,595	15,255
Research and development expenses	27,982	40,606
Sales and marketing expenses	2,891	4,116
General and administrative expenses	8,676	10,233
Financial expense (income), net	29	(5,261)
Taxes on income	85	77
Segment loss	31,121	51,305
Other segment disclosures:
Depreciation and amortization expenses	2,715	4,036
Share-based compensation expenses	7,907	11,145
Interest income	1,797	3,266
Expenditures for segment assets	2,924	$ 2,029
Assets:
Segment assets	$ 151,105		$ 132,049